Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization	¥ 23,825	$ 3,454	¥ 37,277	¥ 51,780